Buffalo High Yield Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Shares or Face Amount			Fair Value*
		PREFERRED STOCKS - 1.20%
		Financials - 1.20%
		Diversified Financial Services - 1.20%
125,000		Compass Diversified Holdings	$3,189,135
		Total Financials (Cost $3,094,298)	3,189,135

		TOTAL PREFERRED STOCKS (Cost $3,094,298)	3,189,135

		COMMON STOCKS - 0.10%
		Communication Services - 0.10%
		Entertainment - 0.10%
24,485		Lions Gate Entertainment Corp. - Class B (a)	254,154
		Total Communication Services (Cost $245,592)	254,154

		TOTAL COMMON STOCKS (Cost $245,592)	254,154

		CONVERTIBLE BONDS - 14.70%
		Consumer Discretionary - 0.61%
		Diversified Consumer Services - 0.61%
		Stride, Inc.
2,000,000		1.125%, 09/01/2027 (b)(c)	1,632,888
		Total Consumer Discretionary (Cost $1,913,454)	1,632,888

		Consumer Staples - 0.85%
		Tobacco - 0.85%
		Turning Point Brands, Inc.
2,000,000		2.500%, 07/15/2024	2,268,672
		Total Consumer Staples (Cost $1,751,504)	2,268,672

		Financials - 0.82%
		Consumer Finance - 0.82%
		PRA Group, Inc.
2,000,000		3.500%, 06/01/2023	2,179,549
		Total Financials (Cost $2,024,835)	2,179,549

		Health Care - 1.94%
		Biotechnology - 0.67%
		Flexion Therapeutics, Inc.
2,000,000		3.375%, 05/01/2024	1,785,000
		Pharmaceuticals - 1.27%
		Revance Therapeutics, Inc.
3,000,000		1.750%, 02/15/2027 (b)(c)	3,379,502
		Total Health Care (Cost $4,960,168)	5,164,502

		Industrials - 2.47%
		Air Freight & Logistics - 1.13%
		Air Transport Services Group, Inc.
2,500,000		1.125%, 10/15/2024	2,992,276
		Airlines - 0.96%
		Southwest Airlines Co.
1,750,000		1.250%, 05/01/2025	2,550,625
		Machinery - 0.38%
		The Greenbrier Companies, Inc.
1,000,000		2.875%, 02/01/2024	1,015,471
		Total Industrials (Cost $5,225,788)	6,558,372

		Information Technology - 8.01%
		Communications Equipment - 0.80%
		Lumentum Holdings, Inc.
1,750,000		0.500%, 12/15/2026	2,142,700
		IT Services - 0.51%
		MongoDB, Inc.
750,000		0.250%, 01/15/2026 (b)(c)	1,352,038
		Software - 6.70%
		Avaya Holdings Corp.
1,000,000		2.250%, 06/15/2023	1,046,663
		Cerence, Inc.
1,150,000		3.000%, 06/01/2025 (b)(c)	3,241,287
		Guidewire Software, Inc.
2,000,000		1.250%, 03/15/2025	2,594,784
		J2 Global, Inc.
3,250,000		1.750%, 11/01/2026 (b)(c)	3,384,352
		Nuance Communications, Inc.
3,060,000		1.500%, 11/01/2035	6,563,088
		Pluralsight, Inc.
1,000,000		0.375%, 03/01/2024	993,500
			17,823,674
		Total Information Technology (Cost $13,285,510)	21,318,412

		TOTAL CONVERTIBLE BONDS (Cost $29,161,259)	39,122,395

		CORPORATE BONDS - 60.09%
		Administrative and Support and Waste Management and Remediation Services - 0.19%
		Office Administrative Services - 0.19%
		Cargo Aircraft Management, Inc.
500,000		4.750%, 02/01/2028 (b)	516,562
		Total Administrative and Support and Waste Management and Remediation Services (Cost $500,000)	516,562

		Agriculture, Forestry, Fishing and Hunting - 0.80%
		Forest Nurseries and Gathering of Forest Products - 0.80%
		Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000		6.500%, 01/15/2026 (b)	2,128,750
		Total Agriculture, Forestry, Fishing and Hunting (Cost $2,017,923)	2,128,750

		Basic Materials - 0.78%
		Basic Chemical Manufacturing - 0.78%
		Tronox, Inc.
2,000,000		6.500%, 04/15/2026 (b)	2,085,000
		Total Basic Materials (Cost $2,002,500)	2,085,000

		Communication Services - 6.75%
		Entertainment - 1.19%
		Live Nation Entertainment, Inc.
1,000,000		4.875%, 11/01/2024 (b)	1,014,000
500,000		5.625%, 03/15/2026 (b)	514,500
250,000		4.750%, 10/15/2027 (b)	256,622
		Netflix, Inc.
250,000		5.500%, 02/15/2022	262,031
1,000,000		5.750%, 03/01/2024	1,121,875
			3,169,028
		Interactive Media & Services - 2.21%
		Cars.com, Inc.
2,500,000		6.375%, 11/01/2028 (b)(c)	2,659,925
		Match Group, Inc.
1,000,000		5.000%, 12/15/2027 (b)(c)	1,066,400
		TripAdvisor, Inc.
2,000,000		7.000%, 07/15/2025 (b)(c)	2,163,750
			5,890,075
		Media - 3.35%
		AMC Networks, Inc.
1,500,000		5.000%, 04/01/2024	1,526,250
		Cinemark USA, Inc.
1,000,000		5.125%, 12/15/2022	981,875
		Gray Television, Inc.
2,060,000		5.875%, 07/15/2026 (b)	2,164,287
500,000		4.750%, 10/15/2030 (b)	510,313
		National CineMedia LLC
1,500,000		5.750%, 08/15/2026	1,077,840
		The E.W. Scripps Co.
250,000		5.125%, 05/15/2025 (b)	255,652
		Townsquare Media, Inc.
2,100,000		6.500%, 04/01/2023 (b)	2,144,615
250,000		6.875%, 02/01/2026 (b)	262,301
			8,923,133
		Total Communication Services (Cost $17.646.947)	17,982,236

		Consumer Staples - 1.19%
		Food Products - 1.19%
		Performance Food Group, Inc.
3,000,000		5.500%, 10/15/2027 (b)	3,170,490
		Total Consumer Staples (Cost $3,000,000)	3,170,490

		Consumer Discretionary - 5.29%
		Commercial Services - 0.79%
		Compass Group Diversified Holdings LLC
2,000,000		8.000%, 05/01/2026 (b)	2,107,120
		Hotels, Restaurants & Leisure - 1.82%
		Nathan's Famous, Inc.
1,500,000		6.625%, 11/01/2025 (b)	1,546,875
		Royal Caribbean Cruises Ltd.
1,615,000		7.500%, 10/15/2027 (a)	1,763,378
		Six Flags Entertainment Corp.
1,500,000		5.500%, 04/15/2027 (b)	1,543,125
			4,853,378
		Leisure Products - 1.30%
		Brunswick Corp.
3,000,000		7.375%, 09/01/2023	3,463,040
		Textiles, Apparel & Luxury Goods - 1.38%
		PVH Corp.
3,120,000		7.750%, 11/15/2023	3,661,034
		Total Consumer Discretionary (Cost $12,399,985)	14,084,572

		Consumer Staples - 3.10%
		Food Products - 3.10%
		Pilgrim's Pride Corp.
1,000,000		5.750%, 03/15/2025 (b)	1,027,850
		TreeHouse Foods, Inc.
3,000,000		6.000%, 02/15/2024 (b)	3,064,065
4,000,000		4.000%, 09/01/2028	4,145,000
		Total Consumer Staples (Cost $7,984,621)	8,236,915

		Energy - 11.16%
		Energy Equipment & Services - 0.57%
		Bristow Group, Inc.
1,500,000		7.750%, 12/15/2022	1,507,200
		Oil, Gas & Consumable Fuels - 10.59%
		Antero Midstream Partners LP / Antero Midstream Finance Corp.
2,000,000		7.875%, 05/15/2026 (b)(c)	2,070,160
		Antero Resources Corp.
1,000,000		8.375%, 07/15/2026 (b)	1,023,190
		CNX Resources Corp.
4,000,000		7.250%, 03/14/2027 (b)	4,285,080
100,000		6.000%, 01/15/2029 (b)	102,636
		Comstock Resources, Inc.
3,500,000		9.750%, 08/15/2026	3,767,750
		Delek Logistics Partners LP / Delek Logistics Finance Corp.
2,000,000		6.750%, 05/15/2025	1,947,290
		Energy Transfer Operating LP
1,500,000		7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	1,428,750
		MEG Energy Corp.
2,000,000		7.125%, 02/01/2027 (a)(b)	2,070,000
		MPLX LP
6,000,000		6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	5,805,000
		Parsley Energy LLC / Parsley Finance Corp.
1,000,000		5.375%, 01/15/2025 (b)	1,030,275
		Seven Generations Energy Ltd.
1,275,000		6.750%, 05/01/2023 (a)(b)	1,293,328
1,500,000		5.375%, 09/30/2025 (a)(b)	1,530,923
		Viper Energy Partners LP
1,750,000		5.375%, 11/01/2027 (b)	1,831,707
			28,186,089
		Total Energy (Cost $29,177,246)	29,693,289

		Finance and Insurance - 1.07%
		Activities Related to Credit Intermediation - 0.10%
		Scripps Escrow II, Inc.
250,000		5.375%, 01/15/2031 (b)	261,094
		Other Financial Investment Activities - 0.97%
		EIG Investors Corp.
2,500,000		10.875%, 02/01/2024	2,594,062
		Total Finance and Insurance (Cost $2,819,136)	2,855,156

		Financials - 3.48%
		Capital Markets - 1.00%
		Donnelley Financial Solutions, Inc.
2,500,000		8.250%, 10/15/2024	2,659,113
		Consumer Finance - 1.16%
		Curo Group Holdings Corp.
1,000,000		8.250%, 09/01/2025 (b)	952,500
		PRA Group, Inc.
100,000		7.375%, 09/01/2025 (b)	108,187
		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
2,000,000		8.250%, 10/15/2023	2,018,750
			3,079,437
		Diversified Financial Services - 0.94%
		Cott Holdings, Inc.
1,250,000		5.500%, 04/01/2025 (b)	1,292,188
		Everi Payments, Inc.
1,160,000		7.500%, 12/15/2025 (b)	1,207,728
			2,499,916
		Other Telecommunications - 0.38%
		Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
1,000,000		7.125%, 12/15/2024 (b)	1,011,875
		Total Financials (Cost $8,952,480)	9,250,341

		Health Care - 3.93%
		Health Care Equipment & Supplies - 0.39%
		Catalent Pharma Solutions, Inc.
1,000,000		4.875%, 01/15/2026 (b)	1,023,560
		Pharmaceuticals - 3.54%
		Bausch Health Americas, Inc.
1,000,000		9.250%, 04/01/2026 (a)(b)	1,116,300
		Bausch Health Companies Inc.
1,500,000		5.500%, 11/01/2025 (a)(b)	1,555,935
500,000		9.000%, 12/15/2025 (a)(b)	552,913
		Horizon Therapeutics USA, Inc.
1,000,000		5.500%, 08/01/2027 (b)	1,075,510
		Teva Pharmaceutical Industries Ltd.
2,500,000		6.750%, 03/01/2028 (a)	2,832,687
		Utah Acquisition Sub, Inc.
2,000,000		3.950%, 06/15/2026	2,289,894
			9,423,239
		Total Health Care (Cost $9,247,961)	10,446,799

		Industrials - 9.10%
		Aerospace & Defense - 0.40%
		TransDigm, Inc.
500,000		6.250%, 03/15/2026 (b)(c)	533,128
500,000		6.375%, 06/15/2026	518,437
			1,051,565
		Building Products - 1.81%
		Builders FirstSource, Inc.
450,000		6.750%, 06/01/2027 (b)(c)	488,682
4,000,000		5.000%, 03/01/2030 (b)(c)	4,337,480
			4,826,162
		Commercial Services & Supplies - 4.67%
		Cimpress NV
2,000,000		7.000%, 06/15/2026 (a)(b)	2,109,620
		Covanta Holding Corp.
1,500,000		5.875%, 07/01/2025	1,565,467
250,000		5.000%, 09/01/2030	267,797
		KAR Auction Services, Inc.
2,500,000		5.125%, 06/01/2025 (b)(c)	2,575,700
		Matthews International Corp.
2,260,000		5.250%, 12/01/2025 (b)(c)	2,290,838
		Quad Graphics, Inc.
4,000,000		7.000%, 05/01/2022	3,614,060
			12,423,482
		Construction & Engineering - 1.50%
		Great Lakes Dredge & Dock Corp.
1,500,000		8.000%, 05/15/2022	1,543,643
		Tutor Perini Corp.
2,500,000		6.875%, 05/01/2025 (b)(c)	2,453,125
			3,996,768
		Trading Companies & Distributors - 0.72%
		Fly Leasing Ltd.
2,000,000		5.250%, 10/15/2024 (a)	1,908,750
		Total Industrials (Cost $23,915,141)	24,206,727

		Information - 2.75%
		Other Telecommunications - 1.51%
		Avaya, Inc.
1,500,000		6.125%, 09/15/2028 (b)(c)	1,605,202
		Consolidated Communications, Inc.
2,250,000		6.500%, 10/01/2028 (b)(c)	2,410,875
			4,016,077
		Radio and Television Broadcasting - 1.24%
		iHeartCommunications, Inc.
2,000,000		8.375%, 05/01/2027	2,138,550
100,000		5.250%, 08/15/2027 (b)(c)	105,169
		Nexstar Broadcasting, Inc.
500,000		4.750%, 11/01/2028 (b)(c)	524,063
		Scripps Escrow II, Inc.
500,000		3.875%, 01/15/2029 (b)(c)	520,570
			3,288,352
		Total Information (Cost $6,995,827)	7,304,429

		Information Technology - 3.09%
		Electronic Equipment, Instruments & Components - 0.96%
		Itron, Inc.
2,500,000		5.000%, 01/15/2026 (b)(c)	2,559,375
		IT Services - 0.39%
		Cardtronics Inc / Cardtronics USA, Inc.
1,000,000		5.500%, 05/01/2025 (a)(b)	1,037,395
		Technology Hardware, Storage & Peripherals - 1.74%
		Diebold Nixdorf, Inc.
4,000,000		8.500%, 04/15/2024	4,055,000
500,000		9.375%, 07/15/2025 (b)(c)	560,937
			4,615,937
		Total Information Technology (Cost $7,951,554)	8,212,707

		Management of Companies and Enterprises - 0.82%
		At Home Holding III, Inc.
2,000,000		8.750%, 09/01/2025 (b)(c)	2,168,750
		Total Management of Companies and Enterprises (Cost $2,057,561)	2,168,750

		Manufacturing - 0.82%
		Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.82%
		Rayonier AM Products, Inc.
2,100,000		7.625%, 01/15/2026 (b)(c)	2,192,400
		Total Manufacturing (Cost $2,159,559)	2,192,400

		Materials - 1.74%
		Chemicals - 0.77%
		Chemours Co/The
2,000,000		5.750%, 11/15/2028 (b)(c)	2,043,750
		Metals & Mining - 0.97%
		Commercial Metals Co.
1,000,000		5.750%, 04/15/2026	1,035,465
250,000		5.375%, 07/15/2027	263,750
		Warrior Met Coal, Inc.
1,250,000		8.000%, 11/01/2024 (b)(c)	1,279,100
			2,578,315
		Total Materials (Cost $4,536,569)	4,622,065

		Professional, Scientific, and Technical Services - 0.61%
		Other Professional, Scientific, and Technical Services - 0.61%
		Sabre GLBL, Inc.
1,500,000		7.375%, 09/01/2025 (b)(c)	1,629,750
		Total Professional, Scientific, and Technical Services (Cost $1,516,696)	1,629,750

		Retail Trade - 1.62%
		Sporting Goods, Hobby, and Musical Instrument Stores - 1.62%
		Michaels Stores, Inc.
4,000,000		8.000%, 07/15/2027 (b)(c)	4,306,760
		Total Retail Trade (Cost $3,973,724)	4,306,760

		Wholesale Trade - 1.80%
		Drugs and Druggists' Sundries Merchant Wholesalers - 1.40%
		Herbalife Nutrition Ltd / HLF Financing, Inc.
500,000		7.875%, 09/01/2025 (a)(b)	546,875
		HLF Financing Sarl LLC / Herbalife International, Inc.
3,000,000		7.250%, 08/15/2026 (b)	3,187,500
			3,734,375
		Machinery, Equipment, and Supplies Merchant Wholesalers - 0.40%
		TransDigm, Inc.
1,000,000		5.500%, 11/15/2027	1,052,800
		Total Wholesale Trade (Cost $4,552,500)	4,787,175

		TOTAL CORPORATE BONDS (Cost $153,417,930)	159,880,873

		BANK LOANS - 17.24%
		Aerospace & Defense - 1.34%
3,609,671		Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	3,567,095
		Aerospace/Defense - 0.71%
1,930,698		TransDigm, Inc. Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	1,897,915
		Broadcasting - 0.16%
431,373		Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	429,434
		Capital Goods - 0.44%
1,175,747		SiteOne Landscape Supply Holding, Llc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,172,443
		Construction & Engineering - 1.13%
2,992,500		Tutor Perini Corp., Senior Secured First Lien Term Loan (3 Months LIBOR USD + 4.750%)	3,009,333
		Diversified Consumer Services - 0.74%
1,962,662		Weight Watchers International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	1,969,610
		Financial Services- 2.83%
6,868,750		Open Lending LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.500%)	6,851,578
		Food Products - 1.35%
1,754,258		Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%) (c)	1,762,758
1,817,714		Bellring Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%) (c)	1,829,529
2,000,000		Fly Willow Funding Ltd. Senior Secured First Lien Term Loan (3 Months LIBOR USD + 6.000%)	1,990,000
		Health Care Equipment & Services - 0.68%
1,800,000		RadNet, Inc. , Senior Secured First Lien Term Loan (6 Months LIBOR USD + 3.750%)	1,799,775
		Media - 0.82%
623,334		Entercom Media Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	610,867
982,563		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	974,269
250,000		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	250,664
967,500		The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	963,872
		Metals & Mining - 0.63%
1,915,934		U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	1,686,291
		Oil, Gas & Consumable Fuels - 0.36%
975,000		Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	945,750
		Pharmaceuticals - 0.69%
1,867,197		Lannett Co, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.375%)	1,842,223
		Services - 0.57%
1,500,000		Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	1,505,625
		Software - 1.24%
1,899,278		Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	1,913,000
234,915		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	232,493
181,772		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	179,898
977,134		SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	968,160
		Telecommunications - 0.76%
1,995,000		Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	2,007,808
		Trading Companies & Distributors - 0.20%
538,056		Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	538,771
		Transportation - .80%
4,982,032		Daseke Cos, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	4,958,691
		TOTAL BANK LOANS (Cost $45,902,850)	45,857,852

		SHORT TERM INVESTMENTS - 6.68%
		Investment Company - 6.68%
17,783,919		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.10% (d)	17,783,919
		Total Investment Company	17,783,919

		TOTAL SHORT TERM INVESTMENTS (Cost $17,783,919)	17,783,919

		Total Investments (Cost ($249,605,848) - 100.01%	266,088,328
		Liabilities in Excess of Other Assets - (0.01)%	(39,397)
		TOTAL NET ASSETS - 100.00%	$266,048,931

	(a)	Foreign Issued Securities. The total value of these securities amounted to $20,862,152 (7.84% if net assets) at December 31, 2020.
	(b)	Restricted securities deemed liquid. The total value of these securities amounted to $110,054,402 (41.37% of net assets) at December 31, 2020.
	(c)	Illiquid Security. The total value of this security amounted to $5,081,535 (1.91% of net assets) at December 31, 2020.
	(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.

		*See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2020, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2020

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2020. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$254,154	-	-	$254,154
Preferred Stocks	3,189,135	-	-	3,189,135
Convertible Bonds	-	39,122,395	-	39,122,395
Corporate Bonds	$-	159,880,873	-	$159,880,873
Bank Loans	-	45,857,852	-	45,857,852
Short Term Investments	17,783,919	-	-	17,783,919
Total*	$21,227,208	$244,861,120	-	$266,088,328

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2020.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of December 31, 2020. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2020.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.